Schedule of Basic Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income for the period	$ (1,588)	$ 218	$ (2,801)	$ (269)	$ 7,186	$ 1,198
Issued common shares at beginning of period	61,234,803	42,729,547	59,418,227	42,729,547	42,729,547	36,082,114
Effect of investment in subsidiary		431,771		431,771	412,787
Effect of stock based compensation	119,011	250,000	217,230	393,603	403,552	470,911
Effect of stock warrants	1,181,673		1,736,498	178,453	959,419
Effect of private placement	974,205		489,794		1,464,565	240,925
Effect of Athas acquisition	21,698		10,909		547,945
Weighted average common shares at end of period	63,531,390	43,411,318	61,872,658	43,301,603	46,517,815	36,793,950
Basic EPS	$ (0.02)	$ 0.01	$ (0.05)	$ (0.01)	$ 0.15	$ 0.03